Ordinary Shares - Additional Information (Details)		12 Months Ended
	Apr. 03, 2018 Vote $ / shares shares	Dec. 31, 2019 $ / shares shares	Aug. 19, 2019 shares	Dec. 31, 2018 $ / shares shares	Sep. 24, 2018 shares	Apr. 30, 2018 shares	Apr. 12, 2018 shares	Feb. 02, 2018 shares
Class Of Stock [Line Items]
Common stock, shares authorized	100,000,000,000
Common stock, capital shares reserved for future issuance	1,000,000,000
Common stock, par value per share | $ / shares	$ 0.00001
Common stock conversion basis		Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof.
Preferred stock shares issued		0		0
Preferred stock shares outstanding		0		0
Class A Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares issued		2,603,890,438		2,580,950,531
Number of shares converted into common stock	1,231,841,032
Common stock, shares authorized	94,000,000,000	94,000,000,000		94,000,000,000
Common stock, par value per share | $ / shares		$ 0.00001		$ 0.00001
Number of voting rights entitlement per ordinary shares | Vote	1
Common stock, shares deemed issued but not outstanding		321,825,406
Common stock, shares outstanding		2,259,125,125		2,199,425,905
Class A Ordinary Shares | 2010 Plan and 2017 Plan
Class Of Stock [Line Items]
Common stock, capital shares reserved for future issuance					399,083,573
Class A Ordinary Shares | IPO
Class Of Stock [Line Items]
Common stock, shares issued	875,000,000
ADS equivalent	125,000,000
Class A Ordinary Shares | Over-Allotment Option
Class Of Stock [Line Items]
Common stock, shares issued						67,525,675
ADS equivalent						9,646,525
Class B Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares issued		2,876,391,396		2,876,391,396			36,860,691
Number of shares converted into common stock	2,496,982,468
Common stock, shares authorized	5,000,000,000	5,000,000,000		5,000,000,000
Common stock, par value per share | $ / shares		$ 0.00001		$ 0.00001
Number of voting rights entitlement per ordinary shares | Vote	10
Common stock, shares outstanding		2,876,391,396		2,876,391,396
Class A Restricted Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares deemed issued but not outstanding			11,888,853
Cannes Ventures Limited
Class Of Stock [Line Items]
Common stock, shares issued								7,500,251